    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 29, 1997
                                        SECURITIES ACT REGISTRATION NO. 33-11755
                                INVESTMENT COMPANY ACT REGISTRATION NO. 811-5022
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
                                ---------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

                        POST-EFFECTIVE AMENDMENT NO. 23                  /X/

                                      AND

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                        /X/

                                AMENDMENT NO. 25                         /X/

                            ------------------------

                      SKYLINE FUNDS-REGISTERED TRADEMARK-

                                  (Registrant)

          311 SOUTH WACKER DRIVE, SUITE 4500, CHICAGO, ILLINOIS 60606
                         TELEPHONE NUMBER: 312/913-0900

                            ------------------------

          WILLIAM M. DUTTON                           JANET D. OLSEN
            Skyline Funds                           Bell, Boyd & Lloyd
  311 South Wacker Drive, Suite 4500      Three First National Plaza, Suite 3300
       Chicago, Illinois 60606                   Chicago, Illinois 60602

                              (Agents for service)

                            ------------------------

                 AMENDING PARTS A, B AND C AND FILING EXHIBITS

                            ------------------------

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

    immediately upon filing pursuant to paragraph (b)
    on           , 1997 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(1)
    on           pursuant to paragraph (a)(1)
 X  75 days after filing pursuant to paragraph (a)(2)
    on           pursuant to paragraph (a)(2) of rule 485

    REGISTRANT HAS PREVIOUSLY ELECTED TO REGISTER PURSUANT TO RULE 24f-2 AN INDEFINITE NUMBER OF SHARES OF BENEFICIAL INTEREST OF THE FOLLOWING SERIES:
SKYLINE SPECIAL EQUITIES PORTFOLIO AND SKYLINE SPECIAL EQUITIES II. BY THIS AMENDMENT, REGISTRANT ELECTS TO REGISTER AN INDEFINITE NUMBER OF SHARES OF BENEFICIAL INTEREST OF ITS SERIES DESIGNATED SKYLINE CONTRARIAN EQUITIES. REGISTRANT FILED ITS RULE 24f-2 NOTICE FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996 ON FEBRUARY 28, 1997.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THIS POST-EFFECTIVE AMENDMENT NO. 23 TO THE REGISTRATION STATEMENT OF SKYLINE FUNDS (1933 ACT NO. 33-11755) DOES NOT AFFECT THE SERIES OF SKYLINE FUNDS DESIGNATED SKYLINE SPECIAL EQUITIES PORTFOLIO OR SKYLINE SPECIAL EQUITIES II. THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION RELATING TO SKYLINE SPECIAL EQUITIES PORTFOLIO AND SKYLINE SPECIAL EQUITIES II ARE THEREFORE NOT INCLUDED IN THIS POST-EFFECTIVE AMENDMENT NO. 23.

                                 SKYLINE FUNDS
         CROSS-REFERENCE SHEET PURSUANT TO RULE 495(a) OF REGULATION C

   ITEM                    LOCATION OR CAPTION
----------  --------------------------------------------------
PART A (PROSPECTUS)  SKYLINE SPECIAL EQUITIES PORTFOLIO
                   SKYLINE SPECIAL EQUITIES II
        This post-effective amendment no. 23 to the
       registration statement of Skyline Funds (1933 Act No.
       33-11755) does not affect the series of Skyline Funds
       designated Skyline Special Equities Portfolio or
       Skyline Special Equities II. The prospectus relating to
       Skyline Special Equities Portfolio and Skyline Special
       Equities II is therefore not included in this
       post-effective amendment no. 23.

PART A (PROSPECTUS)  SKYLINE CONTRARIAN EQUITIES
1(a)&(b)    Front cover
2(a)        Expense Information
(b)&(c)     Highlights
3(a)&(b)    Not applicable
(c)         Management of Skyline--Performance
(d)         Not applicable
4(a)(i)     Skyline and its Shares
  (ii)      Investment Objective and Policies; Risks;
              Investment Restrictions
(b)         Investment Objective and Policies; Investment
              Restrictions
(c)         Risks
5(a)        Management of Skyline
(b)         Management of Skyline; Back cover; Expense
              Information
(c)         Management of Skyline
(d)         Not applicable
(e)         Back cover
(f)         Management of Skyline; Expense Information
(g)         Management of Skyline
5A          Not applicable
6(a)        Skyline and its Shares
(b)-(d)     Not applicable
(e)         Skyline and its Shares
(f)         Dividends and Distributions
(g)         Taxes
(h)         Not applicable
7           Purchasing Shares
(a)         Back cover
(b)         Purchasing Shares; Net Asset Value
(c)         Not applicable
(d)         Purchasing Shares
(e)-(g)     Not applicable
8(a)-(d)    Redeeming Shares
9           Not applicable

   ITEM                    LOCATION OR CAPTION
----------  --------------------------------------------------
PART B (STATEMENT OF ADDITIONAL INFORMATION)
SKYLINE SPECIAL EQUITIES PORTFOLIO
SKYLINE SPECIAL EQUITIES II
        This post-effective amendment no. 23 to the
       registration statement of Skyline Funds (1933 Act No.
       33-11755) does not affect the series of Skyline Funds
       designated Skyline Special Equities Portfolio and
       Skyline Special Equities II. The statements of
       additional information relating to Skyline Special
       Equities Portfolio and Skyline Special Equities II are
       therefore not included in this post-effective amendment
       no. 23.

PART B (STATEMENT OF ADDITIONAL INFORMATION)  SKYLINE
CONTRARIAN EQUITIES
10(a)&(b)   Front cover
11          Table of contents
12          Skyline and the Portfolios
13(a)-(c)   Investment Objective and Policies; Investment
              Restrictions
(d)         Investment Objective and Policies
14(a)-(c)   Management of Skyline
15(a)&(b)   Not applicable
(c)         Management of Skyline
16(a)(i)    Investment Advisory Services
  (ii)      Management of Skyline
  (iii)     Investment Advisory Services
(b)         Investment Advisory Services
(c)-(g)     Not applicable
(h)         General Information
(i)         Not applicable
17(a)       Portfolio Transactions and Brokerage
(b)         Not applicable
(c)         Portfolio Transactions and Brokerage
(d)&(e)     Not applicable
18(a)&(b)   Not applicable
19(a)-(c)   Purchase and Redemption of Shares
20          Taxes
21(a)       General Information--Distributor
(b)&(c)     Not applicable
22(a)       Not applicable
(b)         Performance Information
23          Not applicable

PART C (OTHER INFORMATION)
24          Financial Statements and Exhibits
25          Persons Controlled by or Under Common Control With
              Registrant
26          Number of Holders of Securities
27          Indemnification
28          Business and Other Connections of Investment
              Adviser
29          Principal Underwriters
30          Location of Accounts and Records
31          Management Services
32          Undertakings

                          SKYLINE CONTRARIAN EQUITIES

    Subscriptions for shares of Skyline Contrarian Equities (the "Portfolio") are being solicited during an initial offering period currently scheduled from
[            ], 1997 through [            , 1997] (the "Subscription Period").
The subscription price will be the Portfolio's initial net asset value of $10.00 per share. Orders to purchase shares of the Portfolio received during the Subscription Period will be accepted when the Portfolio begins operations. Checks accompanying orders received during the Subscription Period will be held uninvested by the Portfolio's transfer agent until the close of business on
[            ], 1997. There can be no guarantee that the Portfolio's net asset value after the close of the Subscription Period will be more than $10.00 per share.

Supplement dated [November     ], 1997 to

Prospectus dated [November     ], 1997 of Skyline Funds

A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALES OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION, OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                             SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED AUGUST 29, 1997

                      SKYLINE FUNDS-REGISTERED TRADEMARK-

                       311 SOUTH WACKER DRIVE, SUITE 4500
                            CHICAGO, ILLINOIS 60606

         IN ILLINOIS     --  (312) 913-0900 COLLECT
    OUTSIDE ILLINOIS     --  (800) 458-5222 TOLL FREE
          PRICE LINE     --  (800) 828-2SKY

                                 (800) 828-2759

                                                             [November   , 1997]

    SKYLINE CONTRARIAN EQUITIES-REGISTERED TRADEMARK- seeks long-term capital appreciation primarily through investment in common stocks that the Adviser considers undervalued relative to book value, sales or potential earnings. These stocks are generally found among companies that are viewed negatively in the market due to disappointing financial results. Due to the uncertainty regarding the eventuality and timing of profitability improvements, stocks purchased for Skyline Contrarian Equities should reflect lower valuations and therefore more potential for capital appreciation should profitability improve.

    Skyline Contrarian Equities emphasizes investments in companies whose outstanding shares have an aggregate market value between $50 million and $2 billion.

    Skyline Contrarian Equities is a "no-load" fund. There are no sales or redemption charges, and there are no "12b-1" plans. Skyline Contrarian Equities is a series of Skyline Funds.

    This Prospectus is a concise statement of information you should know before investing. Please retain it for future reference.

    A Statement of Additional Information regarding Skyline Contrarian Equities, dated the same date as this Prospectus, has been filed with the Securities and Exchange Commission and (together with any supplement to it) is incorporated in this Prospectus by reference. The Statement of Additional Information may be obtained without charge by calling or writing Skyline Funds at the telephone numbers or address shown above. In addition, the Securities and Exchange Commission maintains a Website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated in this Prospectus by reference, and other information about Skyline Contrarian Equities.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     TABLE OF CONTENTS

                                                                                   PAGE
                                                                                   -----

HIGHLIGHTS....................................................................           3

EXPENSE INFORMATION...........................................................           4

INVESTMENT OBJECTIVE AND POLICIES.............................................           4

RISKS.........................................................................           5

INVESTMENT RESTRICTIONS.......................................................           5

PURCHASING SHARES.............................................................           5
    BY CHECK..................................................................           5
    BY WIRE...................................................................           6
    PURCHASES THROUGH INTERMEDIARIES..........................................           6
    GENERAL SHARE PURCHASE POLICIES...........................................           6

REDEEMING SHARES..............................................................           7
    BY MAIL...................................................................           7
    BY TELEPHONE..............................................................           7
    GENERAL REDEMPTION POLICIES...............................................           7

NET ASSET VALUE...............................................................           8

SHAREHOLDER SERVICES..........................................................           8
    SHAREHOLDER ACCOUNTS......................................................           8
    RETIREMENT PLANS..........................................................           8
    EXCHANGE PRIVILEGE........................................................           8
    AUTOMATIC INVESTMENT PLAN.................................................           9
    SYSTEMATIC WITHDRAWAL PLAN................................................           9
    DIVIDEND PURCHASE PLAN....................................................           9

DIVIDENDS AND DISTRIBUTIONS...................................................          10

TAXES.........................................................................          10

MANAGEMENT OF SKYLINE.........................................................          11
    THE TRUSTEES..............................................................          11
    THE ADVISER...............................................................          11
    PORTFOLIO TRANSACTIONS....................................................          12
    PERFORMANCE...............................................................          12

SKYLINE AND ITS SHARES........................................................          13
    SHARES....................................................................          13
    VOTING RIGHTS.............................................................          13
    SHAREHOLDER INQUIRIES.....................................................          13

                                   HIGHLIGHTS

    SKYLINE CONTRARIAN EQUITIES (the "Portfolio") is a series of Skyline Funds ("Skyline"). The Portfolio is a "no-load" fund. There are no sales or redemption charges.

INVESTMENT OBJECTIVE AND            SKYLINE CONTRARIAN EQUITIES seeks long-term capital
  POLICIES........................  appreciation primarily through investment in common stocks that the Adviser considers undervalued relative
                                    to book value, sales or potential earnings. These stocks
                                    are generally found among companies that are viewed
                                    negatively in the market due to disappointing financial
                                    results. SKYLINE CONTRARIAN EQUITIES emphasizes
                                    investments in companies whose outstanding shares have
                                    an aggregate market value between $50 million and $2
                                    billion. (See "Investment Objective and Policies.")

INVESTMENT RISKS..................  The Portfolio is designed for long-term investors willing to accept more investment risk and volatility
                                    than the stock market in general.

MINIMUM PURCHASE..................  $1,000 for initial investments and $100 for subsequent investments. (See "Purchasing Shares.")

DIVIDENDS AND CAPITAL GAINS.......  Income dividends and capital gains, if any, are distributed at least annually. Distributions
                                    automatically are reinvested in additional shares at net
                                    asset value unless payment in cash is requested. (See
                                    "Dividends and Distributions.")

REDEMPTION PRICE..................  Current net asset value, without charge. (See "Redeeming
                                    Shares.")

INVESTMENT ADVISER................  Skyline Asset Management, L.P. (the "Adviser") is the
                                    investment adviser to Skyline. The Adviser managed more
                                    than $1 billion in assets as of July 31, 1997. Daren C.
                                    Heitman is the portfolio manager of Skyline Contrarian
                                    Equities and is responsible for the day-to-day
                                    management of the Portfolio. Mr. Heitman works with a
                                    team of the Adviser's investment professionals and
                                    analysts in making investment decisions for the
                                    Portfolio. (See "Management of Skyline--THE ADVISER.")

EXPENSES..........................  The Portfolio pays the Adviser a comprehensive fee at an annual rate declining from 1.50% of its average daily
                                    net assets. The Adviser pays out of its fee the
                                    Portfolio's ordinary costs and expenses. (See
                                    "Management of Skyline--THE ADVISER.")

DISTRIBUTOR.......................  Funds Distributor, Inc.

                              EXPENSE INFORMATION

    The following table shows all fees paid by shareholders or assessed against assets of the Portfolio:

                                                                                                           SKYLINE
                                                                                                         CONTRARIAN
                                                                                                          EQUITIES
                                                                                                        -------------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on Purchases (as a percentage of offering price).........................         none
  Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)..............         none
  Deferred Sales Load.................................................................................         none
  Redemption Fees (1).................................................................................         none
  Exchange Fees.......................................................................................         none

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fees (including operating expenses) (2)..................................................         1.50%
  12b-1 Fees..........................................................................................         none
  Other Expenses (after reimbursement)................................................................          .25%
                                                                                                              -----
  Total Operating Expenses............................................................................         1.75%

------------------------

(1) A shareholder requesting payment of redemption proceeds by wire must pay the cost of the wire transfer (currently $12). (See "Redeeming Shares.")

(2) Under the advisory agreement, the Adviser pays all of the Portfolio's ordinary operating expenses, except the fees and expenses of Skyline's non-interested trustees and organization costs. (See "Management of Skyline--THE ADVISER.")

    The purpose of the table is to assist the investor in understanding the various costs and expenses that an investor in the Portfolio will bear, directly or indirectly. The estimate of "Other Expenses" is based on the estimated expenses that the Portfolio expects to incur during its fiscal year ending December 31, 1998. The Adviser has undertaken to reimburse the Portfolio for any ordinary operating expenses in excess of 1.75% of the Portfolio's average daily net assets over each fiscal year. Without the Adviser's expense reimbursement, "Other Expenses" during that period would be estimated to be .30%.

EXAMPLE

    You would pay the following expenses on a $1,000 investment in Skyline Contrarian Equities assuming (1) 5% annual return and (2) redemption at the end of each time period:

1 year................................................................  $      18
3 years...............................................................         55

    The Example should not be considered a representation of past or future expenses; the Portfolio's actual expenses and the annual rate of return may be greater or less than those shown. Although information such as that shown in the Example is useful in reviewing the Portfolio's expenses and in providing a basis for comparison of these expenses with the expenses of other mutual funds, it should not be used for comparison with other investments using different assumptions or time periods.

                       INVESTMENT OBJECTIVE AND POLICIES

    The Portfolio seeks long-term capital appreciation primarily through investment in common stocks that the Adviser considers undervalued relative to book value, sales or potential earnings. These stocks are generally found among companies that are viewed negatively in the market due to disappointing financial results. Due to the uncertainty regarding the eventuality and timing of profitability improvements, stocks purchased for the Portfolio should reflect lower valuations and therefore more potential for capital appreciation should profitability improve.

    The Portfolio attempts to manage investment risk by emphasizing investments in companies with strong market positions, competitive advantages, and competent management teams with sound business strategies under ordinary circumstances.

    The Portfolio emphasizes investments in companies whose outstanding shares have an aggregate market value between $50 million and $2 billion.

    The Portfolio is ordinarily substantially fully invested, and under normal market conditions, at least 65% of the Portfolio's assets will be invested in common stocks. In management of cash receipts or for liquidity needs, the Portfolio may invest without limitation in high-quality fixed-income securities or hold assets in cash or cash equivalents.

                                     RISKS

    Because of the Portfolio's concentration in stocks of small companies, which tend to be more volatile and less liquid than stocks of larger companies, investment in the Portfolio may involve an above-average degree of risk. Small companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure, and may have a smaller public market for their securities. However, the Portfolio attempts to minimize risk through portfolio diversification; the use of a stock selection strategy that emphasizes undervalued common stocks, many of which already reflect low valuations; and emphasizing investments in companies with strong market positions, competitive advantages, and competent management teams with sound business strategies under ordinary circumstances.

    There can be no assurance that the Portfolio's investment objective will be achieved. The Portfolio's investment objective and policies may be changed by Skyline's board of trustees without shareholder approval. However, shareholder approval is required for changes in the Portfolio's fundamental investment restrictions. Any change in the Portfolio's investment objective might result in the Portfolio having an investment objective that differs from the investment objective a shareholder considered appropriate when investing.

                            INVESTMENT RESTRICTIONS

    Skyline has adopted for the Portfolio the following investment restrictions, among others, that may be changed only with the approval of a majority of the outstanding shares of the Portfolio as defined in the Investment Company Act of 1940. The Portfolio may not: (1) as to 75% of its total assets, invest more than 5% of its total assets (valued at the time of investment) in the securities of any single issuer, excluding United States government obligations; or (2) as to 75% of its total assets, invest in a security if, as a result of such investment, the Portfolio would hold more than 10% (measured at the time of investment) of the outstanding voting securities of the issuer of such security;
(3) borrow money except for temporary or emergency purposes, and not in excess of 10% of its total assets; or (4) invest more than 25% of its total assets in securities of issuers in a single industry. All of the investment restrictions for the Portfolio are stated in the Statement of Additional Information.

                               PURCHASING SHARES

    BY CHECK. You may purchase shares of the Portfolio by completing a share purchase application and forwarding it, together with a check for the investment, directly to SKYLINE FUNDS C/O FIRSTAR TRUST COMPANY, P.O. BOX 701, MILWAUKEE, WI 53201 or to the Distributor or an authorized broker-dealer who is responsible for promptly delivering the application and initial investment to Skyline. The transfer agent is unable to accept third party checks both on initial and subsequent share purchases.

    The purchase price of the Portfolio's shares is the net asset value per share next computed after receipt by Skyline's transfer agent or authorized agent (from the Distributor or an authorized broker-dealer or directly from a shareholder) of your order completed in accordance with the instructions on the account application. Your order must be received by Skyline's transfer agent or authorized agent before the close of regular session trading on the New York Stock Exchange (currently 3:00 p.m., central time) to receive the net asset value calculated on that day. (See "Net Asset Value"). All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

    Should an order to purchase the Portfolio's shares be canceled because your check does not clear, you will be responsible for any resulting loss incurred by the Portfolio. A charge (currently $20) will be assessed for any returned check.

    DO NOT mail letters by overnight courier to the Post Office Box address. Correspondence mailed by overnight courier should be sent to Skyline Funds c/o Firstar Trust Company, 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202.

    BY WIRE. To purchase shares of the Portfolio by Federal wire transfer, please call Skyline at (312) 913-0900 or (800) 458-5222 for instructions. To open a new account by wire, Skyline requires that an application form be faxed to it prior to receipt of the wire. Investors must then promptly mail the original application form to Skyline Funds c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201. No account services will be established until the completed application has been received by Skyline.

    PURCHASES THROUGH INTERMEDIARIES. You also may purchase shares by giving instructions by telephone to purchase shares (including your name and amount to be invested) to an authorized broker-dealer and instructing the broker-dealer to wire transfer the funds for your account. Funds transferred by wire in this manner will be considered to be invested upon receipt of the order by Skyline's transfer agent. Funds may be invested in this manner only through an authorized broker-dealer. Any questions regarding this method of investment may be answered by calling (312) 913-0900 or (800) 458-5222.

    You also may purchase (or redeem) shares through investment dealers, banks, or other institutions. However, these institutions may charge for their services or place limitations on the extent to which you may use the services offered by Skyline. Skyline does not impose any charges or limitations (other than nominal charges for wire transfer, returned check, and similar items, as described in this Prospectus) if you purchase (or redeem) shares directly from the Distributor.

    Some financial institutions that maintain nominee accounts with Skyline for their clients for whom they hold shares of the Portfolio charge an annual fee of up to .35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying shares of the Portfolio. Such fees are paid by the Adviser.

    GENERAL SHARE PURCHASE POLICIES. The minimum initial investment to open an account is $1,000, and subsequent investments must be at least $100. The minimum initial investment to open an account for a spousal IRA (established for a nonworking spouse) is $250. A Social Security or Taxpayer Identification Number must be supplied and certified on the account application form before an account can be established. Skyline may be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividend payments and redemption proceeds if you fail to furnish Skyline with your correct Social Security or Taxpayer Identification Number.

    Skyline reserves the right to reject purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders. Skyline believes that frequent purchases and redemptions of the Portfolio's shares by investors utilizing market-timing strategies adversely affect the Portfolio. Skyline therefore intends to reject purchase orders from investors identified by Skyline as market-timers.

    Generally, Skyline does not issue share certificates representing shares, although share certificates in full share amounts will be furnished upon your written request. Fractional shares, if any, will be carried on Skyline's books without issuance of certificates.

                                REDEEMING SHARES

    BY MAIL. You may redeem shares of the Portfolio at the net asset value next determined after your request is received by Skyline. Your redemption request in proper form must be received by Skyline before the close of regular session trading on the New York Stock Exchange (currently 3:00 p.m., central time) to receive the net asset value calculated on that day. (See "Net Asset Value.") To redeem shares, a written request must be received by Skyline or telephone authorization in proper form must be received by Skyline or be on file with Skyline. A written request for redemption must be signed by all persons in whose names the shares are registered. Redemption requests received by facsimile transmission or other electronic means will not be accepted. Signatures must conform exactly to the account registration.

    DO NOT mail letters by overnight courier to the Post Office Box address. Correspondence mailed by overnight courier should be sent to Skyline Funds c/o Firstar Trust Company, 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202.

    A signature guarantee is required on a written redemption request if (i) the redemption proceeds are to be sent to a bank or brokerage account not previously authorized by you in accordance with the instructions on the account application, (ii) the proceeds of the requested redemption would be more than $10,000, or (iii) THE ADDRESS OF RECORD HAS CHANGED WITHIN THE LAST 60 DAYS. The signature guarantor must be a bank, member firm of a national securities exchange, savings and loan association, credit union or other entity authorized by state law to guarantee signatures. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR. Additional documentary evidence of authority is required in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor, or administrator. CHECKS TO THIRD PARTIES, OTHER THAN A BANK OR BROKERAGE ACCOUNT AS AUTHORIZED ABOVE, ARE NOT PERMITTED. Redemption checks will not be forwarded if you move. The redemption request should also indicate the change of address and include a signature guarantee.

    BY TELEPHONE. Telephone redemptions can be authorized on the account application. If telephone redemptions are so authorized, Skyline will honor requests by telephone at (312) 913-0900 or (800) 458-5222. Reasonable procedures are used to confirm that instructions received by telephone are genuine. Such procedures include requesting personal identification information that appears on the purchase application and recording the conversation. You will bear the risk of any loss that might result from a fraudulent instruction, although Skyline may bear such risk if reasonable procedures were not used. To reduce the risk of a fraudulent instruction, proceeds of telephone redemptions may be sent only to your address of record or to a bank or brokerage account designated by you, in writing, on the purchase application or in a letter with the signature(s) guaranteed. Skyline reserves the right to record all telephone redemption requests. You may not redeem by telephone shares held in an IRA account. During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case a redemption request would have to be made in writing.

    GENERAL REDEMPTION POLICIES. The redemption price per share is the net asset value next determined after receipt of the redemption request, which may be more or less than your cost depending upon the value of the Portfolio's investment securities at the time of redemption. (See "Net Asset Value.") There is no charge for a redemption, but an authorized broker-dealer may charge a fee for this service. A redemption order received from a broker-dealer must be at least $250 unless the entire account is being redeemed.

    Payment for shares redeemed is made by check or wire. Payment by check normally is mailed within seven days after receipt of the redemption request in proper form. If specified in the account application, the check will be payable and sent to a designated financial institution. A wire will be sent only to your bank or brokerage account as shown on the account application. Wire requests generally are paid the next business day, after deduction of the cost of the wire transfer (currently $12). That charge and any similar service fee may be changed without prior notice to you. Wires to third parties are not permitted.

    Skyline may suspend or postpone the right of redemption at times when trading on the New York Stock Exchange is restricted or as otherwise permitted by the Securities and Exchange Commission. If you attempt to redeem shares within 15 days after they have been purchased by check, Skyline may delay payment of the redemption proceeds until it can verify that payment for the purchase of the shares has been (or will be) received.

    Skyline reserves the right to redeem shares in any account with a balance of less than $750 in share value in the Portfolio. Prior to any such redemption, Skyline will give shareholders with accounts not meeting the minimum balance requirement 30 days' written notice during which time they may increase their investment to avoid having shares redeemed. The $750 minimum balance requirement will be waived if an account balance drops below $750 due to market activity.

                                NET ASSET VALUE

    The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order or request, respectively.

    The net asset value of the Portfolio's shares is determined as of the close of regular session trading on the New York Stock Exchange (currently 3:00 p.m., central time) each day it is open for trading. The Portfolio's net asset value per share is determined by dividing the value of all of its securities and other assets, less its liabilities, by the number of shares of the Portfolio outstanding. Each security traded on a national stock exchange or on the Nasdaq National Market is valued at the last sale price or, if there have been no sales on the valuation day, at the most recent bid price. Money market instruments with sixty days or less remaining from the valuation date until maturity are valued on an amortized cost basis. Other securities traded over-the-counter are valued at the last reported bid price. Other assets and securities are valued by methods Skyline's board of trustees believes will determine a fair value.

                              SHAREHOLDER SERVICES

    SHAREHOLDER ACCOUNTS. Each shareholder receives a quarterly account statement showing transactions in Portfolio shares with a balance denominated in Portfolio shares. In addition, confirmations are sent to shareholders upon purchase, redemption, dividend reinvestment, and change of shareholder address. For a fee, you may obtain a historical transcript of your account by requesting one in writing from Firstar Trust Company.

    RETIREMENT PLANS. Investors may use Skyline as an investment for their Individual Retirement Accounts ("IRAs"), profit sharing or pension plans,
Section 401(k) plans, Section 403(b)(7) plans in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan, information regarding plan administration, fees, and other details are available from the Distributor and authorized broker-dealers.

    EXCHANGE PRIVILEGE. Skyline offers an exchange privilege among the Portfolio, Skyline Special Equities Portfolio, Skyline Special Equities II (collectively, the "Skyline Portfolios") and two portfolio series of Portico Funds, Inc.--Money Market Fund and U.S. Government Money Market Fund (the "Portico Money Market Funds"). Because Skyline Special Equities Portfolio is closed to new investors, you may use the exchange privilege to exchange into that portfolio only if you currently are eligible to invest in that portfolio. All exchanges are based on the respective net asset value per share next calculated after the receipt of an exchange request. Shares of either Portico Money Market Fund or any of the Skyline Portfolios to be acquired must be available for sale in the investor's state. To be effective on that date, a request to exchange into or out of a Portico Money Market Fund must be received by the purchase or redemption cutoff time described from time to time in the Portico Money Market Funds prospectus, a copy of which can be obtained from Skyline at (312) 913-0900 or (800) 458-5222.

    The exchange privilege is not available for shares for which certificates have been issued or which have been held for fewer than 15 days. Exchanges by telephone are an automatic privilege unless you notify Skyline on the account application that such authorization has been withheld. Unless authorization is withheld, Skyline will honor exchange requests by telephone at (312) 913-0900 or
(800) 458-5222. Skyline reserves the right to record all telephone exchange requests. Reasonable procedures are used to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your application and recording the conversation. You will bear the risk of loss due to unauthorized or fraudulent instructions regarding your account, although Skyline may bear such risk if reasonable procedures were not used. To reduce the risk of any fraudulent instruction, the registration of the account into which shares are to be exchanged must be identical to the registration of the originating account. During periods of volatile economic and market conditions, you may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

    Skyline reserves the right at any time without prior notice to suspend or terminate the use of the exchange privilege by any person or class of persons. Skyline believes that use of the exchange privilege by investors utilizing market-timing strategies adversely affects the Skyline Portfolios. THEREFORE, SKYLINE GENERALLY WILL NOT HONOR REQUESTS FOR EXCHANGES BY SHAREHOLDERS IDENTIFIED BY SKYLINE AS "MARKET-TIMERS." Moreover, Skyline reserves the right at any time without prior notice to suspend, limit, modify, or terminate the exchange privilege in its entirety. Because such a step would be taken only if Skyline's board of trustees believes it would be in the best interests of the Skyline Portfolios, Skyline expects that it would provide shareholders with prior written notice of any such action unless it appears that the resulting delay in the suspension, limitation, modification, or termination of the exchange privilege would adversely affect the Skyline Portfolios. IF SKYLINE WERE TO SUSPEND, LIMIT, MODIFY, OR TERMINATE THE EXCHANGE PRIVILEGE, A SHAREHOLDER EXPECTING TO MAKE AN EXCHANGE MIGHT FIND THAT AN EXCHANGE COULD NOT BE PROCESSED OR THAT THERE MIGHT BE A DELAY IN THE IMPLEMENTATION OF THE EXCHANGE.

    EXCHANGES OF SHARES ARE TAXABLE EVENTS AND MAY RESULT IN A GAIN OR LOSS FOR FEDERAL INCOME TAX PURPOSES. A prospectus for the Portico Money Market Funds or for Skyline Special Equities Portfolio and Skyline Special Equities II may be obtained by calling Skyline at (312) 913-0900 or (800) 458-5222. An investor considering an exchange should refer to the relevant prospectus for additional information.

    AUTOMATIC INVESTMENT PLAN. Skyline has a pre-authorized check plan for shareholders who wish to make automatic periodic investments in shares of the Portfolio. You may establish an automatic investment plan for the Portfolio by opening an account with $1,000 or more and delivering to Skyline an automatic investment plan application along with a voided check. The plan enables Firstar Trust Company, Skyline's transfer agent, to withdraw funds from your bank account or NOW account on a predetermined basis for investment in shares of the Portfolio. You may terminate your participation in the plan at any time without penalty by written notice to Firstar Trust Company at least 15 days prior to the next investment date. Skyline may modify or terminate the plan at any time, or from time to time, without notice to shareholders.

    SYSTEMATIC WITHDRAWAL PLAN. A shareholder may request that Skyline periodically redeem shares of the Portfolio having a specified redemption value. Payment is sent by check to the record holder(s) of the account. To initiate the Systematic Withdrawal Plan, the account must have a share balance of $5,000 or more and the periodic withdrawal must be in an amount of not less than $100. Skyline may modify or terminate the Systematic Withdrawal Plan at any time, or from time to time, without notice to shareholders.

    DIVIDEND PURCHASE PLAN. A shareholder may have dividends and distributions paid by the Portfolio automatically invested in shares of one of the Portico Money Market Funds in which an account has been opened through Skyline's exchange privilege. Similarly, dividends paid on shares in a Portico Money

Market Fund account opened by a Skyline shareholder through the exchange privilege may be automatically invested in shares of Skyline Contrarian Equities or Skyline Special Equities II or, if the shareholder is eligible to invest in Skyline Special Equities Portfolio, in shares of that portfolio. The account into which the dividends are to be invested must meet any applicable minimum balance requirement, and the account registration must be identical to the registration of the account from which the dividends or distributions are paid. The minimum subsequent investment amount will be waived. Before establishing this plan to make investments in the Portico Money Market Funds, Skyline Special Equities Portfolio, or Skyline Special Equities II a shareholder should obtain and read carefully the Portico Money Market Funds prospectus or the Skyline Special Equities Portfolio and Skyline Special Equities II prospectus, a copy of either of which may be obtained by calling Skyline at (312) 913-0900 or (800) 458-5222.

                          DIVIDENDS AND DISTRIBUTIONS

    Shareholders may receive two kinds of distributions from Skyline: dividends and capital gains distributions. All dividends and capital gains distributions are paid in the form of additional shares credited to an investor's account at net asset value per share (without a sales charge) unless the shareholder has requested on the account application or in writing that distributions be made in cash. The Portfolio expects to declare and pay net investment income dividends and distributions of net realized short- and long-term capital gains, if any, at least annually.

                                     TAXES

    The Portfolio is a separate entity for federal income tax purposes. Skyline intends for the Portfolio to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. To qualify, the Portfolio must meet certain income, distribution and diversification requirements. In any year in which the Portfolio so qualifies, it generally will not be subject to federal income or excise tax to the extent that its taxable income is distributed to shareholders.

    Dividends paid by the Portfolio from net investment income together with distributions of net short-term capital gains generally will be taxable to shareholders as ordinary income, generally in the year received. Distributions declared in October through December, to shareholders of record before January 1, and paid during January of the following year, will be considered paid on December 31 in the calendar year declared. A portion of any dividend paid by the Portfolio from its net investment income generally will be eligible for the dividends-received deduction for corporations, depending upon the percentage of the Portfolio's net income derived from qualifying dividends. Distributions by the Portfolio of net capital gains (the excess of net long-term capital gains over net short-term losses) which are designated as capital gain distributions are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares in the Portfolio. To the extent the Portfolio makes a distribution in excess of its current and accumulated earnings and profits, the distribution will be treated first as a tax-free return of capital, reducing the tax basis in a shareholder's shares, and then, to the extent the distribution exceeds such basis, as a taxable gain on the sale of such shares. Shareholders will be informed annually of the amount and nature of Skyline's income and distributions. However, shareholders who are not subject to income taxation will not be required to pay tax on amounts distributed to them.

    Under federal law, exchanges and redemptions of shares, including exchanges of shares in the Portfolio for shares in another Skyline Portfolio or another fund with which Skyline has exchange privileges, are taxable events and, accordingly, may result in capital gain or loss for shareholders participating in such transactions. Shareholders electing to reinvest dividends or redemption proceeds in new shares will nevertheless be treated as having received such distributions for tax purposes.

    Any dividends or distributions have the effect of reducing the per share net asset value of the shares by the amount of the dividends or distributions. Although a dividend or distribution paid shortly after shares are purchased is in effect a return of capital, these distributions are subject to taxes, even if their effect is to reduce the per share net asset value below a shareholder's cost. Skyline will notify you annually as to the tax status of dividend and capital gain distributions paid by Skyline.

    Dividend distributions, capital gains distributions and capital gains or losses from redemptions and exchanges may be subject to state and local taxes. In certain states, a portion of Skyline's income derived from certain direct U.S. Government obligations may be exempt from state and local taxes. Skyline will indicate each year the portion of the Portfolio's income, if any, which is derived from such obligations.

    Skyline is required by federal law to withhold, currently at the rate of 31%, from reportable payments (which may include dividends, capital gain distributions, and proceeds from redemptions) paid to shareholders who have not provided a Social Security or Taxpayer Identification Number, have not represented that they either are not currently subject to backup withholding or are exempt from backup withholding, and have not certified that such information is correct. Any amounts withheld will be credited against a shareholder's normal federal income tax liability.

    The tax treatment of non-resident alien individuals, foreign corporations and other non-U.S. shareholders may differ from that described above. All shareholders should consult their own advisors concerning federal, state, and local tax consequences of an investment in the Portfolio. This discussion is included for general information only.

                             MANAGEMENT OF SKYLINE

    THE TRUSTEES. The board of trustees has overall responsibility for the conduct of Skyline's affairs. The trustees serve indefinite terms of unlimited duration provided that a majority of trustees always has been elected by Skyline's shareholders. The trustees appoint their own successors, provided that at least two-thirds of the trustees, after such appointment, have been elected by Skyline's shareholders. Skyline's shareholders may remove a trustee, with or without cause, upon the declaration in writing or vote of two-thirds of Skyline's outstanding shares. A trustee may be removed with or without cause upon the written declaration of a majority of the trustees.

    THE ADVISER. Skyline's investment adviser is Skyline Asset Management, L.P. The Adviser is a Delaware limited partnership formed in 1995. The general partner of the Adviser is Affiliated Managers Group, Inc. ("AMG"), a Boston-based private holding company that makes equity investments in investment management firms in which management personnel retain a significant interest in the future of the business. Limited partnership interests in the Adviser are held by corporations wholly owned by certain management personnel of the Adviser. More than fifty percent of the stock of AMG is controlled by TA Associates, Inc., a Delaware corporation founded in 1968 which directly or indirectly has invested in more than 200 enterprises prior to its investment in AMG.

    The Adviser manages the investment and reinvestment of the Portfolio's assets. In addition the Adviser provides office space, facilities, equipment, and personnel for managing the assets and administering Skyline's day-to-day operations, and provides shareholder and investor services.

    In return for the comprehensive fee described below, the Adviser bears all ordinary costs and expenses attendant to operating the Portfolio except fees paid to non-interested trustees, organization and initial offering expenses, taxes, interest expense, portfolio transaction costs, and any extraordinary costs or expenses not incurred in the course of Skyline's ongoing operation. The overall expense ratio of the Portfolio is shown in the "Expense Information" table in this Prospectus.

    For its advisory, management, and administrative services, and for the assumption of Skyline's ordinary operating expenses, the Portfolio pays the Adviser a monthly comprehensive fee based on its average daily net assets at the annual rate of 1.50% of the first $200 million, 1.45% of the next $200 million, 1.40% of the next $200 million and 1.35% of average daily net assets in excess of $600 million. Unlike most mutual funds, the Adviser rather than Skyline pays out of its fee Skyline's ordinary operating expenses. In addition, the Adviser has agreed to limit the Portfolio's expenses

(including the Adviser's fee, trustees' fees and expenses, and reimbursement of organizational expenses, but excluding extraordinary costs or expenses not incurred in the ordinary course of Skyline's operation) to 1.75% of the Portfolio's average daily net assets. Expenses incurred in excess of these limits, if any, will be reimbursed to the Portfolio by the Adviser.

    The portfolio manager for the Portfolio is Daren C. Heitman, who is responsible for the day-to-day management of the Portfolio. Mr. Heitman works with a team of the Adviser's investment professionals and analysts, including William M. Dutton and Kenneth S. Kailin, who are portfolio managers for Skyline Special Equities Portfolio and Skyline Special Equities II, respectively, in making investment decisions for the Portfolio. Mr. Heitman has been a securities analyst with the Adviser since September 1995. Between May 1994 and September 1995, Mr. Heitman was a securities analyst with Skyline's former investment adviser, and from January 1993 to May 1994, he was a securities analyst with Mesirow Financial, Inc., a financial services company. Before January 1993, Mr. Heitman was a securities analyst with The Ohio Company, a regional brokerage firm.

    PORTFOLIO TRANSACTIONS. Decisions as to the purchase and sale of securities for the Portfolio and the execution of these transactions, including the negotiation of brokerage commissions on such transactions, are the Adviser's responsibility. In general, the Adviser seeks to obtain prompt and reliable execution of purchase and sale orders at the most favorable net prices or yields. In determining the best net price and execution, the Adviser may take into account a broker's or dealer's operational and financial capabilities and the type of transaction involved.

    The Adviser may consider research services provided by the broker or dealer, some of which may be useful to the Adviser in its other business functions. To the extent such research services are taken into account, the execution price paid may be higher, but only in reasonable relation to the benefit of such research services as determined in good faith by the Adviser. The Adviser is authorized to place portfolio transactions with brokers or dealers participating in the distribution of the Portfolio's shares, but only if the Adviser reasonably believes that the execution and commission are comparable to those available from other qualified firms.

    PERFORMANCE. From time to time, in advertisements and sales literature, Skyline may present information regarding the total return on a hypothetical investment in the Portfolio for various periods of performance and may make comparisons of such total return to various stock indexes (groups of unmanaged common stocks), to the Consumer Price Index, or to groups of comparable mutual funds.

    Total return for a period is the percentage change in value during the period of an investment in the Portfolio's shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. The average annual total return for a given period may be calculated by finding the average annual compounded rate of return that would equate a hypothetical $1,000 investment to the value of that investment that could be redeemed at the end of the period, assuming reinvestment of all distributions. All of the calculations described above will assume the reinvestment of dividends and distributions in additional shares of the Portfolio. Income taxes will not be taken into account.

    In addition to the figures described above, Skyline might use rankings or ratings determined by Lipper Analytical Services, Inc., an independent service that monitors the performance of over 4,700 equity mutual funds, Morningstar, Inc., or another service to compare the performance of the Portfolio with the performance of (i) other funds of similar size and investment objective or (ii) broader groups of funds. Skyline may also provide information about, or compare performance of the Portfolio to, the historical returns on various types of financial assets.

    Performance of the Portfolio will vary from time to time, and past results are not indicative of likely future performance. Performance information supplied by Skyline may not provide a basis of comparison with other investments using different reinvestment assumptions or time periods.

                             SKYLINE AND ITS SHARES

    Skyline was organized as a Massachusetts business trust on February 4, 1987, and is an open-end, diversified management investment company.

    SHARES. Under the terms of Skyline's Agreement and Declaration of Trust, Skyline may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the trustees. There are currently three series authorized and outstanding. All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights. Each share of a series is entitled to participate pro rata in any dividends and other distributions declared by Skyline's board of trustees on shares of that series. All shares of a series have equal rights in the event of liquidation of that series.

    Under Massachusetts law, the shareholders of Skyline may, under certain circumstances, be held personally liable for Skyline's obligations. However, Skyline's Agreement and Declaration of Trust disclaims liability of shareholders, Skyline's trustees, and Skyline's officers for acts or obligations of Skyline or the Skyline Portfolios and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by Skyline or the board of trustees. Skyline's Agreement and Declaration of Trust provides for indemnification out of the assets of a Skyline Portfolio of all losses and expenses of any shareholder held personally liable for the obligations of that Skyline Portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, since it is limited to circumstances in which the disclaimer is inoperative and Skyline itself is unable to meet its obligations.

    VOTING RIGHTS. Each Skyline share has one vote and fractional shares have fractional votes. A separate vote of the shareholders of the Portfolio is required for approval of Skyline's investment advisory agreement, any change in the Portfolio's fundamental investment policies and restrictions, and any matters which affect only the Portfolio. Shareholders of the Portfolio are not entitled to vote on any matter not affecting the Portfolio. All shareholders of Skyline vote together in the election of trustees.

    SHAREHOLDER INQUIRIES. Inquiries should be addressed to Skyline Funds, c/o Skyline Asset Management, L.P., 311 South Wacker Drive, Suite 4500, Chicago, Illinois 60606. Telephone inquiries may be made at (312) 913-0900 or (800) 458-5222.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHAREHOLDER SERVICES:
    Skyline Funds
    311 South Wacker Drive, Suite 4500
    Chicago, IL 60606
    (800) 458-5222
    (312) 913-0900

INVESTMENT ADVISER:
    Skyline Asset Management, L.P.
    311 South Wacker Drive, Suite 4500
    Chicago, IL 60606

DISTRIBUTOR:
    Funds Distributor, Inc.
    60 State Street, Suite 1300
    Boston, MA 02109

CUSTODIAN AND TRANSFER AGENT:
    Firstar Trust Company
    P.O. Box 701
    Milwaukee, WI 53201

INDEPENDENT AUDITORS:
    Ernst & Young LLP
    233 South Wacker Drive
    Chicago, IL 60606

LEGAL COUNSEL:
    Bell, Boyd & Lloyd
    Three First National Plaza, Suite 3300
    Chicago, IL 60602

                            ------------------------

    NO DEALER, SALESPERSON OR ANY OTHER PERSON IS AUTHORIZED, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, TO ACT AS AGENT FOR SKYLINE FUNDS, NOR IS ANY PERSON AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN SUPPLEMENTARY INFORMATION OR IN SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY SKYLINE FUNDS, AND NO PERSON IS ENTITLED TO RELY UPON ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN OR THEREIN. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

    SKYLINE FUNDS, THE SKYLINE LOGO, AND SKYLINE CONTRARIAN EQUITIES ARE REGISTERED SERVICE MARKS OF AFFILIATED MANAGERS GROUP, INC.

                      SKYLINE FUNDS-REGISTERED TRADEMARK-

               SKYLINE CONTRARIAN EQUITIES-REGISTERED TRADEMARK-

                             ---------------------

                                   PROSPECTUS

                             ---------------------

                              [NOVEMBER   ,] 1997

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             SUBJECT TO COMPLETION
                PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                             DATED AUGUST 29, 1997

    A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALES OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION, OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                      SKYLINE FUNDS-REGISTERED TRADEMARK-
                       311 South Wacker Drive, Suite 4500
                            Chicago, Illinois 60606
                                 (312) 913-0900
                                 (800) 458-5222

                      STATEMENT OF ADDITIONAL INFORMATION
                              [NOVEMBER   ], 1997

                            ------------------------

    Skyline Contrarian Equities is a series of Skyline Funds ("Skyline"). Each series of Skyline represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own investment objective and policies. This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Skyline Funds Prospectus for Skyline
Contrarian Equities dated [November   ], 1997, and any supplement to that
Prospectus. That Prospectus can be obtained without charge by calling or writing to Skyline.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Skyline and the Portfolio.................................................     2
Investment Objective and Policies.........................................     2
Investment Restrictions...................................................     3
Performance Information...................................................     4
Management of Skyline.....................................................     6
Investment Advisory Services..............................................     8
Portfolio Transactions and Brokerage......................................     9
Purchase and Redemption of Shares.........................................    11
Taxes.....................................................................    12
General Information.......................................................    12

                           SKYLINE AND THE PORTFOLIO

    Skyline's name was changed from "Skyline Fund" to "Skyline Funds" as of April 1997. As used in this Statement of Additional Information, the "Portfolio" means Skyline Contrarian Equities. The Portfolio, Skyline Special Equities Portfolio, and Skyline Special Equities II are sometimes referred to together as the "Skyline Portfolios." Skyline Asset Management, L.P. (the "Adviser") provides investment advisory and administrative services to the Portfolio.

                       INVESTMENT OBJECTIVE AND POLICIES

    The Portfolio seeks long-term capital appreciation primarily through investment in common stocks that the Adviser considers undervalued relative to book value, sales, or potential earnings. These stocks are generally found among companies that are viewed negatively in the market due to disappointing financial results. Due to the uncertainty regarding the eventuality and timing of profitability improvements, stocks purchased for the Portfolio should reflect lower valuations and therefore more potential for capital appreciation should profitability improve.

    There can be no assurance that the Portfolio's investment objective will be achieved. The Portfolio's investment objective and policies may be changed by Skyline's board of trustees without shareholder approval. However, shareholder approval is required for changes in the Portfolio's fundamental investment restrictions, and no change in the Portfolio's investment objective will be implemented without at least 30 days' prior notice to shareholders.

    TEMPORARY INVESTMENTS. To manage cash inflows or in anticipation of redemptions, the Portfolio may invest, without limitation, in high-quality fixed-income securities and may hold assets in cash or cash equivalents.

    REPURCHASE AGREEMENTS. The Portfolio may invest up to 5% of its assets in repurchase agreements. Repurchase agreements involve the acquisition by the Portfolio of an underlying debt instrument, subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument, at a fixed price, including yield, within a specified term. The Portfolio could suffer a loss and increased expense in connection with the sale of the securities if the seller does not repurchase them in accordance with the terms of the repurchase agreement. The Portfolio has no present intention of investing in repurchase agreements.

    FOREIGN SECURITIES. The Portfolio may invest in securities of foreign issuers that are not publicly traded in the United States ("foreign securities"). Investment in foreign securities may represent a greater degree of risk (including risk related to exchange rate fluctuations, tax provisions, exchange and currency controls, and expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include securities represented by American Depository Receipts (ADRs), securities of Canadian issuers, and securities guaranteed by a United States person. The Portfolio does not expect to invest more than 5% of its assets in foreign securities.

    PORTFOLIO TURNOVER. Although the Portfolio does not purchase securities with an expectation of rapid turnover, no limitations exist on the length of time that portfolio securities must be held. At times, the Portfolio may invest for short-term capital appreciation. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Portfolio's flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly form year to year. A high rate of portfolio turnover in the Portfolio, if it should occur, would result in increased transaction expense, which must be borne by the Portfolio. High portfolio turnover also may result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for Federal income tax purposes. (See "Taxes" in the Portfolio's prospectus, and "Taxes" in this statement of additional information.)

                            INVESTMENT RESTRICTIONS

    For the Portfolio, Skyline has adopted the following investment restrictions (which may not be changed without the approval of a majority of the Portfolio's outstanding shares), under which the Portfolio may not:

        1. Borrow money except (i) from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Portfolio's assets at the time of borrowing (including the amount borrowed)(1) and (ii) in connection with transactions in options, futures, or futures options.

        2. Purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein, except that it may not invest over 25% of the value of its assets in real estate investment trusts).

        3. As to 75% of its total assets, invest more than 5% of its total assets (valued at the time of investment) in securities of any one issuer, except United States government obligations or bank certificates of deposit and bankers' acceptances.

        4. As to 75% of its total assets, acquire securities of any one issuer which at the time of investment (i) represent more than 10% of the outstanding voting securities of the issuer or (ii) have a value greater than 10% of the value of the outstanding voting securities of the issuer.

        5. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

        6. Sell securities short or purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in options, futures, and options on futures).

        7. Invest more than 25% of its assets (valued at the time of investment) in the securities of companies in a single industry, except government obligations.

        8. Make loans to other persons except that it reserves freedom of action, consistent with its other investment policies and restrictions, to purchase bonds or other debt obligations of types commonly offered publicly or privately and purchased by financial institutions, even though the purchase of such debt obligations may be deemed to be making loans.

        9. Underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

    Skyline also has adopted the following additional restrictions and policies with respect to the Portfolio (which may be changed by the board of trustees without shareholder approval). Under these additional policies and restrictions, the Portfolio may not:

        A. Invest in companies for the purpose of exercising control or management.

        B. Acquire securities of other investment companies except (i) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (ii) where the acquisition results from a dividend, or a merger, consolidation or other reorganization. In addition to this restriction, the 1940 Act provides that the Portfolio may neither purchase more than 3% of the voting securities of any one investment company

------------------------

(1) The Portfolio will not purchase securities when its borrowings exceed 5% of the value of its assets.

    nor invest more than 10% of the Portfolio's assets (valued at the time of investment) in all investment company securities purchased by the Portfolio.

        C.  Invest in securities of other open-end investment companies.

        D. Invest more than 15% of its assets (valued at the time of investment) in restricted securities or securities which are not readily marketable, including (i) securities subject to legal or contractual restrictions on resale, (ii) fixed time deposits or certificates of deposit subject to withdrawal penalties, other than overnight deposits, or (iii) repurchase agreements which expire in excess of seven days.

        E.  Invest less than 65% of its total assets in common stocks.

        F. Invest in financial futures, options, or options on financial futures.

        G. Invest in commodities or commodity contracts.

        H. Invest more than 5% of its assets (measured at the time of investment) in securities of an issuer with less than three years operating history (including predecessors).

                            PERFORMANCE INFORMATION

    From time to time Skyline may quote total return performance data for the Portfolio. Total return for a period is the percentage change in value during the period of an investment in the Portfolio's shares including the value of shares acquired through reinvestment of all dividends and capital gains distributions. An average annual total return for a given period may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the value of that investment that could be redeemed at the end of the period, assuming reinvestment of all distributions. Average annual total return is computed as follows:

                 ERV = P(1 + T)to the power of (n)

Where:           P =        a hypothetical initial investment of $1,000
                 T =        average annual total return
                 n =        number of years
                 ERV =      ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period at the end of the period (or fractional portion thereof)

    Total return and average annual total return figures assume reinvestment of all dividends and distributions. Income taxes are not taken into account. The Portfolio's performance figures are not a guarantee of future results. The performance of the Portfolio is a result of conditions in the securities markets, portfolio management, and operating expenses. Although total return information is useful in reviewing the Portfolio's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

    In advertising and sales literature, the performance of the Portfolio may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, other accounts, limited liability investment companies or partnerships managed or advised by the Adviser, and other competing investment products available from or through other financial institutions. The composition of these indexes, averages or accounts differs from that of the Portfolio. The comparison of the Portfolio to an alternative investment should consider differences in features and expected performance.

    The Portfolio may also note (or provide reprints of articles or charts containing) its mention (including performance or other comparative rankings) in newspapers, magazines, or other media from time to time. Newspapers and magazines which might mention Skyline and the Portfolio include, but are not limited to, the following:

Barron's                        Kiplinger's Personal Finance
Bloomberg Personal Finance      Los Angeles Times
Business Week                   Money
Changing Times                  The Mutual Fund Letter
Chicago                         Mutual Fund Values (Morningstar)
Chicago Tribune                 Newsweek
Chicago Sun-Times               The New York Times
Crain's Chicago Business        Pensions and Investments
Consumer Reports                Personal Investor
Consumer Digest                 Smart Money
Financial Planning              Time
Financial World                 USA Today
FA Advisor                      U.S. News and World Report
Forbes                          The Wall Street Journal
Fortune                         Worth
Institutional Investor
Investor's Daily

    When a newspaper, magazine, or other publication mentions Skyline or the Portfolio, such mention may include: (i) listings of some or all of the Portfolio's holdings; (ii) descriptions of characteristics of some or all of the securities held by the Portfolio, including price-to-earnings, price-to-sales, and price-to-book value ratios, earnings, growth rates and other statistical information, and comparisons of that information to similar statistics for the securities comprising any of the indexes or averages listed below; and (iii) descriptions of the economic and market outlook, generally and for the Portfolio, in the view of Skyline, a portfolio manager or the Adviser.

    The Portfolio may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.

    The performance of the Portfolio may be compared to stock market indexes or averages, including the following:

Dow Jones Industrial Average         New York Stock Exchange Composite Index
Russell 1000 Index                   American Stock Exchange Composite Index
Russell 2000 Index                   NASDAQ Over-the-Counter Composite Index
Russell 2500 Index                   NASDAQ Over-the-Counter Industrials Index
Russell 3000 Index                   (These indexes generally reflect the
Russell MidCap Index                 performance of stocks traded in the
Russell 2,000 Value Index            indicated markets.)
Standard & Poor's SmallCap 600
Index
Standard & Poor's 500 Stock Index
Standard & Poor's MidCap 400 Index
Wilshire 5000
Wilshire 4500
Wilshire Quantum Small Value Index
Wilshire Next 1750 Index
Wilshire Quantum Small Cap Index
(These indexes are widely
recognized
indicators of general U.S. stock
market
results.)

    The Portfolio's performance may also be compared to mutual fund industry indexes or averages, including the following: Value Line Index; Lipper Capital Appreciation Fund Average; Lipper Growth Funds Average; Lipper Small Company Growth Funds Average; Lipper General Equity Funds Average; Lipper Equity Funds Average; Lipper Mid-Cap Average; Lipper Small Company Growth Fund Index; Morningstar Growth Average; Morningstar Aggressive Growth Average; Morningstar U.S. Diversified Average; Morningstar Equity Fund Average; Morningstar Hybrid Fund Average; Morningstar All Equity Funds Average; and Morningstar General Equity Average; Morningstar MidCap/Value Average; Morningstar Small Cap Value Average.

    Lipper Small Company Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds as calculated, and published by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of more than 4,700 funds.

    Lipper and Morningstar, Inc. ("Morningstar"), classify, calculate, and publish the Lipper and Morningstar averages, respectively, which are unweighted averages of total return performance of mutual funds. The Portfolio may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Portfolio to a different category or develop (and place the Portfolio into) a new category, the Portfolio may compare its performance or ranking against other funds in the newly assigned category, as published by the service. Moreover, the Portfolio may compare its performance or ranking against all funds tracked by Lipper or another independent service, and may cite its rating, recognition or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting the Portfolio's risk score (which is a function of the Portfolio's monthly returns less the 3-month Treasury bill return) from the Portfolio's load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

    To illustrate the historical returns on various types of financial assets, the Portfolio may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types: common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds and U.S. Treasury bills. Similarly, the Portfolio may use Ibbotson's historical data regarding the Consumer Price Index. The Portfolio may also use historical data compiled by Prudential Securities, Inc., or by other similar sources believed by Skyline to be accurate, illustrating the past performance of small-capitalization stocks, large-capitalization stocks, common stocks, equity securities, growth stocks (small-capitalization, large-capitalization, or both) and value stocks (small-capitalization, large-capitalization, or both).

                             MANAGEMENT OF SKYLINE

    Trustees and officers of Skyline, and their principal business occupations during at least the last five years, are shown below.

    WILLIAM M. DUTTON,* 43, PRESIDENT AND TRUSTEE. President and Chief Executive Officer, Skyline Asset Management, L.P. and registered representative, Funds Distributor, Inc., since September 1995. Previously, Executive Vice President and Portfolio Manager (Skyline Special Equities Portfolio), Mesirow Asset Management, Inc.

------------------------

* Indicates an "interested person" of Skyline, as defined in the Investment Company Act of 1940.

    WILLIAM L. ACHENBACH, 54, TRUSTEE. President, W.L. Achenbach & Associates, Inc., a financial counseling firm, since July 1992. Previously, Executive Vice President, Brownson, Rehmus & Foxworth, Inc., a financial counseling firm.

    PAUL J. FINNEGAN, 44, TRUSTEE. Vice President, Madison Dearborn Partners, Inc., a venture capital firm, since January 1993. Previously, Vice President, First Chicago Venture Capital, a venture capital firm.

    STEPHEN F. KENDALL, 42, TRUSTEE. Regional Vice President, Metro Region, Nabisco Biscuit Company.

    DAVID A. MARTIN, 45, TRUSTEE. Attorney and Principal, Righeimer, Martin & Cinquino, P.C.

    KENNETH S. KAILIN, 38, EXECUTIVE VICE PRESIDENT. Principal-Portfolio Manager, Skyline Asset Management, L.P., since September 1995. Previously, Senior Vice President and Portfolio Manager (Skyline Special Equities II), Mesirow Asset Management, Inc.

    GEOFFREY P. LUTZ, 47, EXECUTIVE VICE PRESIDENT. Principal-Marketing, Skyline Asset Management, L.P. and registered representative, Funds Distributor, Inc., since September 1995. Previously, Vice President, Mesirow Asset Management, Inc., and registered representative, Mesirow Financial, Inc. and Mesirow Investment Services, Inc.

    MICHAEL MALONEY, 35, SENIOR VICE PRESIDENT. Principal-Senior Securities Analyst, Skyline Asset Management, L.P., since September 1995. Securities Analyst, Mesirow Asset Management, Inc., from February 1993 to August 1995, and prior to joining Mesirow Asset Management, Inc., Securities Analyst, Baker, Fentress & Company, a closed-end management investment company.

    SCOTT BLIM, 38, SECRETARY AND TREASURER. Chief Operating Officer, Skyline Asset Management, L.P., since September 1995. Previously, Vice President, Director and Chief Administrative Officer, Murray Johnstone International Limited, an investment adviser.

    DAREN C. HEITMAN, 30, SENIOR VICE PRESIDENT. Portfolio Manager, Skyline Asset Management, L.P., since August 29, 1997. Securities Analyst Skyline Asset Management, L.P. from September 1995 to August 29, 1997. Securities Analyst with Mesirow Asset Management, Inc. from May 1994 to August 1995, and Securities Analyst with Mesirow Financial, Inc. from January 1993 to May 1994. Prior to joining Mesirow Financial, Inc., Securities Analyst, The Ohio Company, a regional brokerage firm.

    The address of Messrs. Dutton, Kailin, Lutz, Maloney, Blim and Heitman is c/o Skyline Asset Management, L.P., 311 South Wacker Drive, Suite 4500, Chicago, Illinois 60606. The addresses of the other trustees are: William L. Achenbach, 510 East Main Street, Charlottesville, Virginia 23902; Paul J. Finnegan, Three First National Plaza, Suite 1330, Chicago, Illinois 60602; Stephen J. Kendall, 379 Shelbourne Terrace, Ridgewood, New Jersey 07450; David A. Martin, 135 South LaSalle Street, Chicago, Illinois 60603.

    No shares of the Portfolio were outstanding on the date of this statement of additional information. However, prior to the commencement of the Portfolio's operations, the Adviser will purchase shares of the Portfolio at an initial price of $10.00.

    The trustees of Skyline who are not "interested persons" of Skyline, as defined in the Investment Company Act of 1940 (the "1940 Act"), receive from Skyline an annual retainer of $3,000 from each of the Skyline Portfolios and a fee of $400 for each meeting of the board of trustees (or any committee thereof) attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The following table sets forth compensation paid by Skyline during the fiscal year ended December 31, 1996, to each of the trustees of Skyline. Skyline has no retirement or pension plans. The trustees and officers affiliated with Skyline do not receive compensation from Skyline.

                                                                                  AGGREGATE COMPENSATION
NAME OF TRUSTEE                                                                        FROM SKYLINE
--------------------------------------------------------------------------------  -----------------------
William L. Achenbach............................................................         $   8,400
William M. Dutton(1)............................................................                 0
Paul J. Finnegan................................................................             8,400
Stephen F. Kendall..............................................................             8,400
David A. Martin.................................................................             8,400

------------------------

(1) Indicates an "interested person" of Skyline, as defined in the 1940 Act, during the fiscal year ended December 31, 1996.

                          INVESTMENT ADVISORY SERVICES

    The Adviser provides investment advisory and administrative services to Skyline for the Portfolio pursuant to an Investment Advisory Agreement dated
November [    ], 1997 (the "Agreement"). The Adviser is a Delaware limited partnership, the general partner of which is Affiliated Managers Group, Inc. ("AMG") and the limited partners of which are corporations wholly owned by Messrs. Dutton, Kailin, Lutz and Maloney, respectively.

    AMG is a Boston-based private holding company that makes equity investments in investment management firms in which management personnel retain a significant interest in the future of the business. AMG is a Delaware corporation which has its offices at Two International Place, 23rd Floor, Boston, MA 02110. AMG may be deemed to have as its parent TA Associates, Inc., a Delaware corporation. The address of TA Associates, Inc., is High Street Tower, Suite 2500, 125 High Street, Boston, MA 02110.

    Under the Agreement, the Adviser pays all of the Portfolio's ordinary costs and expenses attendant to operating the Portfolio except the advisory fees, fees paid to non-interested trustees, organization and initial offering expenses, interest expenses, taxes, portfolio transaction costs, and any extraordinary costs or expenses such as legal, accounting, or other costs or expenses not incurred in the course of Skyline's ongoing operation. The initial offering and
organization expenses of $[         ] for the Portfolio were advanced to Skyline
by the Adviser, and the Portfolio is reimbursing the Adviser for such expenses in equal installments without interest over 20 calendar quarters.

    Expenses borne by Skyline pursuant to the Agreement, as described above, that are attributable to a particular Skyline Portfolio are charged to that portfolio. Other expenses of Skyline are allocated among the Skyline Portfolios on a reasonable basis as determined by Skyline's board of trustees.

    For its management and advisory services, for providing shareholder and investor servicing, and for the assumption of the Portfolio's ordinary operating expenses, the Adviser is paid a monthly comprehensive fee from the Portfolio based on the Portfolio's average daily net assets. Under the Agreement, the Portfolio pays the Adviser a fee at the annual rate of 1.50% of the first $200 million of its average daily net assets, 1.45% of the next $200 million, 1.40% of the next $200 million, and 1.35% of any excess over $600 million.

    The Adviser has agreed that it will reimburse the Portfolio to the extent that, in any fiscal year, the aggregate expenses of the Portfolio, including the advisory fee, trustees' fees and expenses, and reimbursement of organizational expenses, but excluding extraordinary costs or expenses such as legal, accounting, or other costs or expenses not incurred in the normal course of Skyline's ongoing operation, exceed an annual rate of 1.75% of the Portfolio's average daily net assets. Reimbursement, if any, is made monthly.

    The Agreement provides that the Adviser shall not be liable for any loss suffered by Skyline or its shareholders as a consequence of any act of omission in connection with investment advisory or portfolio services under the Agreement, except by reason of willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties or from the Adviser's reckless disregard of its obligations and duties under the Agreement.

    The Agreement may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the trustees of Skyline who are not "interested persons" of Skyline or the Adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of trustees of Skyline or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Portfolio. The Agreement is terminable with respect to the Portfolio without penalty, on 60 days' notice, by the trustees of Skyline or by vote of a majority of the outstanding shares of the Portfolio, or, on not less than 90 days' notice, by the Adviser. The Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

    The Adviser specializes in investing in stocks of companies with small market capitalizations. The portfolio manager for the Portfolio is Daren C. Heitman, who is responsible for the day-to-day management of the Portfolio. Mr. Heitman works with a team of the Adviser's investment professionals and analysts, including William M. Dutton and Kenneth S. Kailin, who are portfolio managers for Skyline Special Equities Portfolio and Skyline Special Equities II, respectively, in making investment decisions for the Portfolio.

    Mr. Heitman is a Portfolio Manager of the Adviser and has been a securities analyst for the Adviser since September 1995. He joined Mesirow Financial, Inc. as a securities analyst in 1993 after working for approximately two years as a securities analyst for The Ohio Company, a regional brokerage firm, and became a securities analyst in 1994 with Mesirow Asset Management, Inc., the former adviser to Skyline. Mr. Heitman received a Bachelor of Business Administration degree in Finance from Iowa State University. In addition, he holds the Chartered Financial Analyst designation.

    Mr. Dutton is the Adviser's President and Chief Executive Officer. Mr. Dutton, who is a certified public accountant, received an undergraduate degree in English Literature from Princeton University, and has a master's degree in accounting from the University of Illinois. He joined Mesirow Financial Services Inc., as an analyst in 1980 after practicing as an accountant for one year, and became a portfolio manager in 1984 with Mesirow Asset Management, Inc. In addition to Special Equities Portfolio, Mr. Dutton manages separately managed accounts. Mr. Dutton was named 1992 Portfolio Manager of the Year by Morningstar, Inc.

    Mr. Kailin is a Principal-Portfolio Manager of the Adviser. He joined Mesirow Asset Management, Inc., in 1987 as a securities analyst and was promoted to vice president in 1992 and to senior vice president in 1994. Mr. Kailin received his Bachelor of Science degree in Finance from Indiana University and his M.B.A. degree from the University of Chicago. In addition, he holds the Chartered Financial Analyst designation.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

    Portfolio transactions are placed with those securities brokers and dealers that the Adviser believes will provide the best value in transaction and research services either in a particular transaction or over a period of time. Although some transactions involve only brokerage services, many involve research services as well.

    In valuing brokerage services, the Adviser makes a judgment as to which brokers are capable of providing the most favorable net price (not necessarily the lowest commission considered alone) and the best execution in a particular transaction. Best execution connotes not only general competence and reliability of a broker, but specific expertise and effort of a broker in overcoming the anticipated difficulties in fulfilling the requirements of particular transactions, because the problems of execution and the required skills and effort vary greatly among transactions.

    In valuing research services, the Adviser makes a judgment of the usefulness of the research information provided by a broker to the Adviser in managing the Portfolios. Although the information, e.g., data or recommendations concerning particular securities, sometimes relates to the specific transaction placed with the broker, the research predominately consists of a wide variety of information concerning companies, industries, investment strategy, and economic, financial and political conditions and prospects useful to the Adviser in advising Skyline and other accounts.

    The reasonableness of brokerage commissions paid in relation to transaction and research services received is evaluated by the staff of the Adviser on an ongoing basis. The general level of brokerage charges and other aspects of the portfolio transactions for the Portfolio are reviewed periodically by Skyline's board of trustees.

    The Adviser is the principal source of information and advice to the Portfolio and is responsible for making and initiating the execution of investment decisions. However, the board of trustees of Skyline recognizes that it is important for the Adviser, in performing its responsibilities to Skyline, to continue to receive and evaluate the broad spectrum of economic and financial information which many securities brokers have customarily furnished in connection with brokerage transactions, and that in compensating brokers for their services, it is in the interest of Skyline to take into account the value of the information received for use in advising Skyline. Consequently, the commission paid to a broker providing research services may be greater than the amount of commission another broker would charge for the same transaction. The extent, if any, to which receipt of such information may reduce the expenses of the Adviser in providing management services to Skyline is not determinable. In addition, the board of trustees understands that other clients of the Adviser also may benefit from the information obtained for Skyline, in the same manner that Skyline also may benefit from information obtained by the Adviser in performing services for others.

    Transactions of Skyline in the over-the-counter market and the third market are executed with primary market makers acting as principals except where it is believed that better prices and execution may be obtained from others.

    The Adviser is further authorized to allocate the orders placed by it on behalf of Skyline to brokers and dealers who provide research services to Skyline or the Adviser. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to the policy of seeking the best price and execution as stated above, sales of shares of Skyline by a broker-dealer may be considered by the Adviser in the selection of broker-dealers to execute portfolio transactions for Skyline.

    Although investment decisions for Skyline are made independently from those for other investment advisory clients of the Adviser, the same investment decision may be made for both Skyline and one or more other advisory clients. If both Skyline and other clients purchase or sell the same class of securities on the same day, the transactions will be allocated as to amount and price in a manner considered equitable to each.

    The Adviser may place brokerage transactions with brokers affiliated with the distributor for Skyline, Funds Distributor, Inc. Commissions paid to such brokers on any transaction will not exceed those paid by Skyline in similar transactions to other brokers.

                       PURCHASE AND REDEMPTION OF SHARES

    Purchases and redemptions are discussed in the Prospectus under the headings "Purchasing Shares," "Redeeming Shares," "Shareholder Services," and "Net Asset Value." All of that information is incorporated herein by reference.

    You may purchase (or redeem) shares of the Portfolio through investment dealers, banks, or other institutions. However, these institutions may charge for their services or place limitations on the extent to which you may use the services offered by Skyline. Skyline imposes no charges other than those described in the Prospectus and this Statement of Additional Information if shares are purchased (or redeemed) directly from Skyline.

    Shares of the Portfolio may be purchased and redeemed through certain financial services companies. Generally, such purchases and redemptions will be effected without any transaction fee, provided that under certain circumstances a broker may charge transaction fees. For accounting, servicing, and distribution services provided by such company with respect to shares of the Portfolio held by accounts at such company, the company will charge a fee of up to .35% of the annual average value of those accounts, all of which fee is paid by the Adviser.

    NET ASSET VALUE. The net asset value of the shares of the Portfolio is determined as of the close of regular session trading on the New York Stock Exchange (currently 3:00 p.m., central time) each day it is open for trading. The net asset value per share of the Portfolio is determined by dividing the value of all its securities and other assets, less its liabilities, by the number of shares of the Portfolio outstanding.

    Investments are stated at current value. Securities listed or admitted to trading on a national securities exchange or the Nasdaq National Market are valued at the last sales price or, if there have been no sales on the valuation date, at the most recent bid price. Other securities traded over-the-counter are valued at the last reported bid price. Money market instruments with sixty days or less remaining from the valuation date until maturity are valued on an amortized cost basis. Securities or other assets for which market quotations are not readily available will be valued at a fair value as determined in good faith by or under the direction of Skyline's board of trustees.

    The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Washington's Birthday, Martin Luther King's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

    REDEMPTION IN KIND. With respect to the Portfolio, Skyline intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Portfolio during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of readily marketable securities. If redemptions are made in kind, the redeeming shareholders might incur brokerage fees in selling the securities received in the redemptions.

    SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders having shares of the Portfolio with a minimum value of $5,000. The Withdrawal Plan provides for monthly or quarterly checks in any amount not less than $100 (which amount is not necessarily recommended). There are no separate charges to shareholders under the Withdrawal Plan.

    Withdrawals are not dividends and to the extent that the amount of the checks received under the Withdrawal Plan exceeds the amount of dividends or capital gains distributions credited to the shareholder's account, the payment will constitute a depletion of the principal in the shareholder's account. Withdrawals made concurrently with purchases of additional shares may be inadvisable because of tax consequences. A Withdrawal Plan may be terminated at any time upon written notice by the shareholder or Skyline.

                                     TAXES

    Each of the Skyline Portfolios is a separate entity for purposes of determining federal tax treatment. Skyline intends for the Portfolio to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and thus not be subject to federal income taxes on amounts which it distributes to shareholders.

                              GENERAL INFORMATION

    CUSTODIAN. Firstar Trust Company ("Firstar"), P.O. Box 701, Milwaukee, Wisconsin 53201, acts as Custodian of the securities and other assets of Skyline. As Custodian, Firstar is responsible for, among other things, safeguarding and controlling Skyline's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on Skyline's investments. Firstar also performs transfer agent and portfolio accounting services for the Portfolio. Firstar is not an affiliate of the Adviser or its affiliates.

    AUDITORS. Ernst & Young LLP, Sears Tower, 233 South Wacker Drive, Chicago, Illinois 60606 serves as Skyline's independent auditors, providing services including (i) audit of the annual financial statements, (ii) assistance and consultation in connection with Securities and Exchange Commission filings, and
(iii) review of the annual income tax returns filed on behalf of the Skyline Portfolios.

    DISTRIBUTOR. The shares of the Portfolio are offered for sale on a continuous basis through Funds Distributor, Inc. ("Distributor") without any sales commissions or charges to the Portfolio or its shareholders. The Chairman of the Distributor, and Chairman and Chief Executive Officer and the majority shareholder of its parent corporation, Boston Institutional Group, Inc., is Mr. William J. Nutt, the Chairman and Chief Executive Officer of AMG. The Distributor acts pursuant to a written Distribution Agreement with Skyline which continues from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Portfolio and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. The Adviser pays, as a part of its agreement to pay all of the ordinary operating expenses of the Portfolio, all expenses in connection with registration of shares of the Portfolio with the Securities and Exchange Commission and notice filing fees under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses. The Adviser bears all sales and promotional expenses from its own resources.

    As agent, the Distributor offers shares of the Portfolio to investors in states where the shares are available for sale, at net asset value, without sales commissions or other sales load. The Distributor offers the Portfolio's shares only on a best-efforts basis.

    The Distributor or another broker affiliated with the Distributor may receive brokerage commissions on purchases and sales of portfolio securities by the Portfolio. Those amounts, if any, are described under "Portfolio Transactions and Brokerage."

    The Distributor is a selling agent for two series of Portico Funds, Inc.--Money Market Fund and U.S. Government Money Market Fund. Those funds are the money market funds for which shareholders may exchange their shares of the Portfolio through the exchange privilege described in the Prospectus.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (a) Financial Statements:

        SKYLINE CONTRARIAN EQUITIES

        None.

        SKYLINE SPECIAL EQUITIES PORTFOLIO

        Part A: None.

        Part B: The following financial statements, but no other part of the report, are incorporated by reference to the following portions of Registrant's 1996 Skyline Special Equities Portfolio Annual Report:

           - Report of Independent Auditors

           - Statement of Assets and Liabilities at December 31, 1996

           - Statement of Operations for the year ended December 31, 1996

           - Statement of Changes in Net Assets for the years ended December 31, 1996 and 1995

           - Portfolio Holdings at December 31, 1996

           - Notes to Financial Statements

        NOTE: the following schedules have been omitted for the following reasons:

        Schedule I--The required information is presented in the Portfolio Holdings at December 31, 1996.

        Schedules II, III, IV and V--The required information is not present.

        NOTE: Skyline Special Equities Portfolio is not affected by, and its prospectus and statement of additional information are not included in, this post-effective amendment. Interim unaudited financial statements of Skyline Special Equities Portfolio are therefore not included in this post-effective amendment.

        SKYLINE SPECIAL EQUITIES II

        Part A: None.

        Part B: The following financial statements, but no other part of the report, are incorporated by reference to the following portions of Registrant's 1996 Skyline Special Equities II Annual Report:

           - Report of Independent Auditors

           - Statement of Assets and Liabilities at December 31, 1996

           - Statement of Operations for the year ended December 31, 1996

           - Statement of Changes in Net Assets for the years ended December 31, 1996 and 1995

           - Portfolio Holdings at December 31, 1996

           - Notes to Financial Statements

        NOTE: the following schedules have been omitted for the following reasons:

        Schedule I--The required information is presented in the Portfolio Holdings at December 31, 1996.

        Schedules II, III, IV and V--The required information is not present.

        NOTE: Skyline Special Equities II is not affected by, and its prospectus and statement of additional information are not included in, this post-effective amendment. Interim audited financial statements of Skyline Special Equities II are therefore not included in this post-effective amendment.

    (b) Exhibits:

        Note: As used herein, "Registration Statement" means the Registrant's Registration Statement on Form N-1A, no. 33-11755, "Post-effective Amendment no. 21" refers to post-effective amendment no. 21 to the Registration Statement that was filed on April 29, 1996, and "Post-effective Amendment no. 22" refers to post-effective amendment no. 22 to the Registration Statement that was filed on April 25, 1997.

  1.1 Agreement and Declaration of Trust of the Registrant (incorporated by reference to exhibit 1 to Post-effective Amendment no. 21)

  1.2 Amendment No. 1 to Agreement and Declaration of Trust (incorporated by reference to exhibit 1.2 to Post-effective Amendment no. 22)

  2    By-Laws of the Registrant (incorporated by reference to exhibit 2 to
         Post-effective Amendment no. 21)

  3    None

  4.1  Share certificate for series designated Skyline Special Equities Portfolio
         (incorporated by reference to exhibit 4.1 to Post-effective Amendment no. 21)

  4.2  Share certificate for series designated Skyline Special Equities II
         (incorporated by reference to exhibit 4.2 to Post-effective Amendment no. 21)

  4.3  Share certificate for series designated Skyline Contrarian Equities

  5.1  Investment Advisory Agreement between the Registrant and Skyline Asset
         Management, L.P., relating to Skyline Special Equities Portfolio
         (incorporated by reference to exhibit 5.1 to Post-effective Amendment no. 21)

  5.2  Investment Advisory Agreement between the Registrant and Skyline Asset
         Management, L.P., relating to Skyline Special Equities II (incorporated by reference to exhibit 5.2 to Post-effective Amendment no. 21)

  5.3  Investment Advisory Agreement between the Registrant and Skyline Asset
         Management, L.P., relating to Skyline Contrarian Equities

  6.1  Distribution Agreement between the Registrant and Funds Distributor, Inc.
         (incorporated by reference to exhibit 6 to Post-effective Amendment no.
         21)

  6.2  Amendment to Distribution Agreement between the Registrant and Funds
         Distributor, Inc.

  7    None

  8    Amended and Restated Custodian Agreement among the Registrant, Skyline
         Asset Management, L.P., and Firstar Trust Company

  9.1  Amended and Restated Transfer Agent Agreement among the Registrant,
         Skyline Asset Management, L.P., and Firstar Trust Company

  9.2  Amended and Restated Fund Accounting Services Agreement among the
         Registrant, Skyline Asset Management, L.P., and Firstar Trust Company

 10.1  Opinion and Consent of Counsel relating to Skyline Special Equities
         Portfolio (incorporated by reference to exhibit 10.1 to Post-effective
         Amendment no. 21)

 10.2  Opinion and Consent of Counsel relating to Skyline Special Equities II
         (incorporated by reference to exhibit 10.2 to Post-effective Amendment no. 21)

 10.3  Opinion and Consent of Counsel relating to Skyline Contrarian Equities

 11    Consent of Independent Auditors

 12    None

 13    Investment representation letter of initial purchaser of shares of beneficial interest of the Registrant (incorporated by reference to exhibit 13 to Post-effective Amendment no. 21)

 14.1  Skyline Funds Individual Retirement Account Custodial Agreement and
         Disclosure Statement and related applications

 14.2  Skyline Funds SIMPLE-IRA Supplement and related applications

 15    None

 16    Schedule for Computation of Performance Quotations (incorporated by reference to exhibit 16 to Post-effective Amendment no. 21)

 18    None

 19.1  Skyline Funds Account Application relating to Skyline Special Equities
         Portfolio and Skyline Special Equities II

 19.2  Skyline Funds Account Application relating to Skyline Contrarian Equities

 19.3 Skyline Funds Account Application relating to Skyline Contrarian Equities for use during subscription period

 27.1 Financial Data Schedule--Skyline Special Equities Portfolio (incorporated by reference to exhibit 27.1 to Post-effective Amendment no. 22)

 27.2 Financial Data Schedule--Skyline Special Equities II (incorporated by reference to exhibit 27.2 to Post-effective Amendment no. 22)

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    The Registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with the Registrant within the meaning of this item. The information in the Prospectus under the caption "Management of Skyline" and in the Statement of Additional Information under the caption "Management of Skyline" and in the first paragraph under the caption "Investment Advisory Services" is incorporated by reference.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

                                                                       NUMBER OF RECORD HOLDERS
TITLE OF SERIES                                                           AS OF JUNE 30, 1997
--------------------------------------------------------------------  ---------------------------
Skyline Special Equities Portfolio..................................                5809
Skyline Special Equities II.........................................                4410
Skyline Contrarian Equities.........................................                   0

ITEM 27.  INDEMNIFICATION.

    See Article Tenth of Registrant's Agreement and Declaration of Trust which is incorporated by reference herein to exhibit no. 1 to the Registration Statement. In addition, the Trust maintains a trustees and officers liability insurance policy with maximum coverage of $5 million under which the Trust and its trustees and officers will be named insureds.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

    The information in the Statement of Additional Information under the caption "Management of Skyline" is incorporated by reference. Prior to August 31, 1995, the officers of Skyline Asset Management, L.P. were officers or employees of Mesirow Asset Management, Inc., the previous adviser to the Fund. Affiliated Managers Group, Inc. ("AMG"), the general partner of Skyline Asset Management, L.P., has during such time period been in the business of making equity investments in investment management firms in which management personnel retain a significant interest in the future of the business. AMG holds, directly or indirectly, partnership or other equity interests in a number of entities, each of which provides investment advice to a number of other organizations and individuals.

ITEM 29.  PRINCIPAL UNDERWRITERS.

    (a) Funds Distributor, Inc. (the "Distributor") currently acts as distributor for:

       BJB Investment Funds

       Burridge Funds

       The Brinson Funds

       Fremont Mutual Funds, Inc.

       Harris Insight Funds Trust

       HT Insight Funds, Inc., d/b/a Harris Insight Funds

       The JPM Advisor Funds

       The JPM Institutional Funds

       The JPM Pierpont Funds

       The JPM Series Trust

       The JPM Series Trust II

       LKCM Fund

       Monetta Fund, Inc.

       Monetta Trust

       The Montgomery Funds

       The Montgomery Funds II

       The Munder Framlington Funds Trust

       The Munder Funds Trust

       The Munder Funds, Inc.

       Orbitex Group of Funds

       The PanAgora Institutional Funds

       RCM Capital Funds, Inc.

       RCM Equity Funds, Inc.

       St. Clair Funds, Inc.

       Waterhouse Investors Cash Management Fund, Inc.

       WEBS Index Fund, Inc.

    The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

    (b) The following is a list of the executive officers, directors and partners of the Distributor:

Director, President and Chief Executive Officer         -- Marie E. Connolly

Executive Vice President                                -- Richard W. Ingram

Executive Vice President                                -- Donald R. Roberson

Senior Vice President, General Counsel,                 -- John E. Pelletier
  Secretary and Clerk

Senior Vice President                                   -- Michael S.
                                                        Petrucelli

Director, Senior Vice President, Treasurer and          -- Joseph F. Tower,
  Chief Financial Officer                               III

Senior Vice President                                   -- Paula R. David

Senior Vice President                                   -- Bernard A. Whalen

Director                                                -- William J. Nutt

    The principal business address of all officers and directors of the Distributor is 60 State Street, Boston, Massachusetts 02109.

    (c) Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

(1)        Firstar Trust Company
           P.O. Box 701
           Milwaukee, Wisconsin 53201
           Rule 31a-1(a)
           Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)

(2)        Skyline Funds
           311 South Wacker Drive, Suite 4500
           Chicago, Illinois 60606
           Rule 31a-1(a); Rule 31a-1(b)(9), (10), (11);
           Rule 31a-1(d); Rule 31a-1(f); Rule 31a-2(a);
           Rule 31a-2(c); Rule 31a-2(e)

ITEM 31.  MANAGEMENT SERVICES.

    Not applicable.

ITEM 32.  UNDERTAKINGS.

    (a) Not applicable.

    (b) Registrant undertakes to file a post-effective amendment, using financial statements of the series designated Skyline Contrarian Equities, that need not be certified, no later than 60 days after the end of the four to six month period after effectiveness of this Registration Statement.

    (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on August 29, 1997.

                                SKYLINE FUNDS

                                By:            /s/ WILLIAM M. DUTTON
                                     -----------------------------------------
                                            William M. Dutton, PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

   /s/ WILLIAM L. ACHENBACH
------------------------------  Trustee
     William L. Achenbach

    /s/ WILLIAM M. DUTTON       Trustee
------------------------------  President (principal)
      William M. Dutton         executive officer)

     /s/ PAUL J. FINNEGAN
------------------------------  Trustee
       Paul J. Finnegan

                                                            August 29, 1997

    /s/ STEPHEN F. KENDALL
------------------------------  Trustee
      Stephen F. Kendall

     /s/ DAVID A. MARTIN
------------------------------  Trustee
       David A. Martin

      /s/ SCOTT C. BLIM         Secretary and Treasurer
------------------------------  (principal accounting and
        Scott C. Blim           financial officer)

                  INDEX OF EXHIBITS FILED WITH THIS AMENDMENT

  EXHIBIT
  NUMBER                                                 EXHIBIT
-----------  ------------------------------------------------------------------------------------------------
       4.3   Share certificate for series designated Skyline Contrarian Equities

       5.3   Investment Advisory Agreement between the Registrant and Skyline Asset Management, L.P., relating to Skyline Contrarian Equities

       6.2   Amendment to Distribution Agreement between the Registrant and Funds Distributor, Inc.

       8     Amended and Restated Custodian Agreement among the Registrant, Skyline Asset Management, L.P., and Firstar Trust Company

       9.1   Amended and Restated Transfer Agent Agreement among the Registrant, Skyline Asset Management,
               L.P., and Firstar Trust Company

       9.2   Amended and Restated Fund Accounting Services Agreement among the Registrant, Skyline Asset
               Management, L.P., and Firstar Trust Company

      10.3   Opinion and Consent of Counsel relating to Skyline Contrarian Equities

      11     Consent of Independent Auditors

      14.1   Skyline Funds Individual Retirement Account Custodial Agreement and Disclosure Statement and
               related applications

      14.2   Skyline Funds SIMPLE-IRA Supplement and related applications

      19.1   Skyline Funds Account Application relating to Skyline Special Equities Portfolio and Skyline
               Special Equities II

      19.2   Skyline Funds Account Application relating to Skyline Contrarian Equities

      19.3   Skyline Funds Account Application relating to Skyline Contrarian Equities for use during subscription period